Financial Instruments and Risk Management - Notional Amounts of Outstanding Derivative Instruments (Detail) In Millions, unless otherwise specified	Dec. 31, 2013 Hedge on R&D and Other Operating Expense Forecasted [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2013 Hedge on R&D and Other Operating Expense Forecasted [Member] Currency Swap [Member] EUR (€)	Dec. 31, 2013 Hedge on R&D and Other Operating Expense Forecasted [Member] Collars [Member] EUR (€)	Dec. 31, 2013 Hedge on Manufacturing Cost Forecast [Member] Foreign Exchange Forward [Member] EUR (€)	Dec. 31, 2013 Hedge on Manufacturing Cost Forecast [Member] Foreign Exchange Forward [Member] SGD	Dec. 31, 2013 Hedge on Manufacturing Cost Forecast [Member] Currency Swap [Member] EUR (€)	Dec. 31, 2013 Hedge on Manufacturing Cost Forecast [Member] Collars [Member] EUR (€)
Derivative [Line Items]
Notional amount	€ 187	€ 49	€ 253	€ 207	149	€ 105	€ 348